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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number____811-21575_________________________________________

______Bryce Capital Funds – Bryce Capital Value Series________________________________

(Exact name of registrant as specified in charter)

______2 Thornell Road, Pittsford, NY_________________________________14534___________

(Address of principal executive offices)

(Zip code)

_____Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534_

(Name and address of agent for service)

Registrant’s telephone number, including area code: _585-381-2990___________

Date of fiscal year end: __6/30/09_________

Date of reporting period: __July 1, 2008 – June 30, 2009_____

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (.OMB.) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.

Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the .Act.) and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.

Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.

Preparation of Report.

1.

This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.

These general instructions are not to be filed with the report.

D.

Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.

Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.

Signature and Filing of Report.

1.

If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.

(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)

The name of the issuer of the portfolio security;

(b)

The exchange ticker symbol of the portfolio security;

(c)

The Council on Uniform Securities Identification Procedures (.CUSIP.) number for the portfolio security;

(d)

The shareholder meeting date;

(e)

A brief identification of the matter voted on;

(f)

Whether the matter was proposed by the issuer or by a security holder;

(g)

Whether the registrant cast its vote on the matter;

(h)

How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)

Whether the registrant cast its vote for or against management.

2009

Bryce Capital Value Fund Proxy Vote

Date Voted	Company	Proposal	For	Against	Abstain

2/10/09	Integral Systems	1. For All Nominees	x
		2. Approval of Aduitors	x
		3. Amend to eliminate supermajority voting	x
		4. Clarifying amendments to be consistent with MD law	x

2/20/09	Piedmont Natural Gas	A. For all Nominees	x
		B. Ratify Auditors	x
		C. Eliminate classification of directors	x

4/9/09	ITT Education	1A. Lau director	x
		1B Odle director	x
		1C. Yena director	x
		2. Appointment of Price Waterhouse	x

4/14/09	Amergroup	1. For all Nominees	x

4/20/09	Computer Prog & Sys	1.For All Nominees	x
		2.For Ratification of Independent Auditor	x

4/20/09	Cephalon	1. For All Nominees	x
		2. Ammendment of equity comp pln	x
		3.Apointment of Pricerwaterhouse	x

4.20/09	Skyworks Solutions	1. For all nominees	x
		2.Amendend longterm incentive pln	x
		3.Ratify KPMG	x
4/23/09	Edwards Life Sci	1A. Dir Bowlin	x
		1B. Dir. McNeil MD	x
		1C. Dir. Mussallem	x
		1D. Dir Link	x
		2. Longterm stock incent program	x
		3.Rat Independent acctg firm	x

4/23/09	Sepracor	1. For all nominees	x
		2. Adoption of stock incentive plan	x
		3. Increasing to 2.9mm for issuance in ESPP	x
		4. Selection of Pricewaterhouse	x

4/27/09	Granite Construction	1.For all nominees	x
		2.Amend equity incentive pln	x
		3. Ratify Pricewaterhouse acctng fir	x

4/28/09	Ocwen Financial	1.For all nominees	x
		2. Appoint Pricewaterhouse	x

5/1/09	Advanced Auto Parts	1.For all nominees	x
		2.Ratify Deloite Touche accountant	x

5/1/09	Comstock Resources	1. For all nominees	x
		2.Long term incentive plan	x
		3.Increase auth shrs to 75mm common	x

5/1/09	Western Refining	1. For all nominees	x
		2.Selection of Deloitte Touche	x
		3. Amend equal employment policy		x

5/1/09	Knight Capital	1A-H. Election of directors	x
		2.Exec comp plan	x
		3. Appointment of Pricewaterhouse acctng firm	x

5/6/09	Gentiva Health	1. For all nominees	x
		2.Ratify Pricewaterhouse	x
		3.Amend equity incentive plan	x
5/6/09	Mastec Inc	1. For all nominees	x
		2. Increase shares auth to 145mm	x

5/11/09	Jetblue	1. For all nominees	x
		2.Ratify Ernst & Young	x
		3. Increase auth shrs to 975mm	x
		4. Majority vote of directors		x

5/26/09	Hot Topic	1. For all nominees	x
		2. Increase auth shrs by 2mm	x
		3. Selection of Ernst & Young	x

5/26/09	World Fuel	1. For all nominees	x
		2.Ratify Pricewaterhouse	x
		3. Amend omnibus plan	x

6/2/09	Aeropostale	1. For all nominees	x
		2.Ratify Deloitte Touch	x

6/9/09	Teva Pharma	1. Cash div	x
		2A-E. Election of directors	x
		3. Appoint Kesselmann& accountants	x

6/2/09	Amedisys	1. For all nominees	x
		2. Ratify KPMG	x

6/9/09	Dollar Tree	1.For all nominees	x
		2. Eliminate classified Board		x

6/12/09	Allegiant Travel	1.For all nominees	x
		2. Ratify Ernst & Young	x

7/20/09	BMC Software	1.For all nominees	x
		2. Ratify Ernst & Young	x
		3. Increase shrs for incentive pln by 16mm	x

7/20/09	Checkpoint Software	1.For all nominees	x
		2A-B. Selection of oustside dirs	x
		3. Auth chair/ceo up to 3 yrs following mtg	x
		4. Ratify accountants	x
		5. Approve comp to ceo who is also chair	x

Instructions.

1.

In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term ‘series’ means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.

The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)____Bryce Capital Funds_________________________________________________________

By (Signature and Title)*__/s/ Dennis E. Lohouse_______________________________________________

              Dennis E. Lohouse, Treasurer

Date__October 29, 2009____________________________________________________________________

* Print the name and title of each signing officer under his or her signature.